NET LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of receivable to disclose		$ 60
Loans within Trade Area [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 2,400	$ 3,700
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-Modification Outstanding Recorded Investment	$ 150